Going Concern (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Abstract]
Accumulated loss	$ (35,991,834)		$ (34,429,895)	$ (32,614,251)
Net cash used in operating activities	(541,660)	$ (358,573)	(658,729)	(49,843)
Working capital	(5,780,221)		653,839	(255,181)
Cash	$ 921,349		$ 196,907	$ 250,386